Fair value measurement - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) reporting_unit	Dec. 31, 2021 EUR (€)
Fair Value Disclosures [Abstract]
Impairment of goodwill	€ 104,642,000	€ 0
Impairment of indefinite-lived intangible assets	€ 80,000,000	€ 0
Number of reporting units | reporting_unit	3